3. EQUIPMENT (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equipment Details
Automobile	$ 41,805	$ 41,805	$ 41,805
Laboratory Equipment	36,822	36,822	0
Office Equipment	6,466	6,466	5,560
Less Accumulated Depreciation	(23,174)	(18,989)	(4,174)
Total Property and Equipment	$ 61,919	$ 66,104	$ 43,191